Events occurring after the reporting period (Details) $ / shares in Units, $ in Thousands, $ in Millions	1 Months Ended			6 Months Ended
	Jan. 31, 2025 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 AUD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Jan. 31, 2025 $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue of shares				$ 0	$ 39,708
Private Placement
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue of shares		$ 110,000	$ 138.0
Exercise price (in australian dollars per share) | $ / shares			$ 2.30
Ordinary shares (in shares) | shares					201,137,412
Potential Ordinary Share Transactions | Private Placement
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue of shares	$ 161,000
Major ordinary share transactions | Private Placement
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue of shares	161,000
Exercise price (in australian dollars per share) | $ / shares						$ 2.50
Major ordinary share transactions | Osiris Therapeutics, Inc.
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares (in shares) | shares						10,228,239
Issue of equity	$ 20,000